Interest Expense, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Investment Income [Line Items]
Capitalized borrowing cost	$ 0	$ 0	$ 0
Floating Rate Notes [Member]
Net Investment Income [Line Items]
Interest income (expense), net		2	6
Floating Rate Notes [Member] | Maximum [Member]
Net Investment Income [Line Items]
Interest income (expense), net	$ 1